Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets

9. Intangible assets

The following table presents details of amortizable intangible assets and related accumulated amortization:

	As of December 31, 2012

	Gross	Accumulated amortization	Net

Lease premiums	$54,945	$(36,845)	$18,100

	As of December 31, 2013

	Gross	Accumulated amortization	Net

Lease premiums	$35,461	$(26,107)	$9,354

Lease premiums that are fully amortized are removed from the gross and accumulated amortization column in the table above. The following table presents the changes to amortizable intangible assets during the periods indicated:

	Year ending December 31,
	2012	2013
Net carrying value at beginning of period	$29,677	$18,100
Amortization	(11,577)	(8,746)
Net carrying value at end of period	$18,100	$9,354

Future amortization of the intangible assets over the terms of their useful lives is as follows:

Amortization of intangible assets
2014	$ 5,844
2015	3,085
2016	425
$ 9,354

The remaining weighted average amortization period for the amortizable intangible assets is 21 months In 2012, the weighted average amortization period for amortizable intangible assets was 29 months. Please refer to Note 20 for the impairment analysis of intangible assets.